Accounting pronouncements recently adopted	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted	Accounting pronouncements recently adopted
a) Business Combinations
In October 2021, the FASB issued ASU 2021-08, Business Combinations. The accounting standard update was issued to improve the accounting for acquired revenue contracts with customers in a business combination. This update requires that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606 - Revenue from Contract with Customers. The adoption of this new standard did not have an impact to the consolidated financial statements.
b) Government Assistance
In November 2021, the FASB issued ASU 2021-10, Government Assistance. The accounting standard update was issued to increase the transparency of government assistance including the disclosure of 1) the type of assistance, 2) an entity's accounting for the assistance, and 3) the effect of the assistance on an entity's financial statements. The adoption of this new standard did not have a material impact to the consolidated financial statements.
Recent accounting pronouncements not yet adopted a) Debt with Conversion and Other OptionsIn September 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options and Derivatives and Hedging - Contracts in Entity's own Equity. This accounting standard update was issued to address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. This standard is effective January 1, 2022 with early adoption permitted. The Company is assessing the impact that the adoption of this standard may have on its consolidated financial statements.Change in significant accounting policy - Basis of presentation
The following tables summarize the effect of the change in accounting policy which updated the consolidation method of DNSS and MNALP from proportionate to equity method (note 2 (a)(i)).
Consolidated Balance Sheets at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
(in thousands)	Without change	Adjustments	As reported	As originally reported	Adjustments	As reported
Assets
Current assets	156,963	(9,784)	147,179	119,958	(681)	119,277
Non-current assets	727,175	(5,076)	722,099	718,970	816	719,786
Total assets	$884,138	$(14,860)	$869,278	$838,928	$135	$839,063

Liabilities and shareholders' equity
Current liabilities	168,635	(7,601)	161,034	109,198	286	109,484
Non-current liabilities	437,040	(7,259)	429,781	481,287	(151)	481,136
	605,675	(14,860)	590,815	590,485	135	590,620
Shareholders' equity	278,463	—	278,463	248,443	—	248,443
Total liabilities and shareholders' equity	$884,138	$(14,860)	$869,278	$838,928	$135	$839,063
Consolidated Statements of Operations and Comprehensive Income for December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
(in thousands)	Without change	Adjustments	As reported	As originally reported	Adjustments	As reported
Revenue	$658,122	$(3,979)	$654,143	$500,374	$(1,906)	$498,468
Gross profit	93,927	(3,510)	90,417	94,382	(2,164)	92,218
Operating income	58,523	(3,395)	55,128	68,945	(1,823)	67,122
Equity earnings in affiliates and joint ventures	(18,475)	(3,385)	(21,860)	(5,942)	(1,798)	(7,740)
Income before income taxes	60,693	—	60,693	60,472	—	60,472
Net income	51,408	—	51,408	49,208	—	49,208
Comprehensive income	$51,410	$—	$51,410	$49,208	$—	$49,208
Consolidated Statements of Cash Flows for December 31, 2021 and 2020:

	December 31, 2021			December 30, 2020
(in thousands)	Without change	Adjustments	As reported	As originally reported	Adjustments	As reported
Operating activities	168,893	(3,713)	165,180	147,272	(722)	146,550
Investing activities	(100,604)	1,335	(99,269)	(113,573)	746	(112,827)
Financing activities	(92,547)	(212)	(92,759)	4,672	(156)	4,516
Decrease in cash	(24,258)	(2,590)	(26,848)	38,371	(132)	38,239
Effect of exchange rate on changes in cash and cash equivalents	2	—	2		—	—
Cash, beginning of period	43,915	(468)	43,447	5,544	(336)	5,208
Cash, end of period	$19,659	$(3,058)	$16,601	$43,915	$(468)	$43,447